Tax charge - Components (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax expense:
Corporation tax	£ (677)	£ (746)	£ (1,464)
Adjustments in respect of prior years	(19)	50	87
Total current tax charge	(696)	(696)	(1,377)
Deferred tax arising from:
Origination and reversal of temporary differences	385	(531)	64
Impact of changes in local statutory tax rates	8	(353)	6
Credit in respect of a previously unrecognised tax loss, tax credit or temporary difference from a prior period	7		16
Total deferred tax credit (charge)	400	(884)	86
Total tax charge	(296)	(1,580)	(1,291)
Hong Kong
Current tax expense:
Total current tax charge	£ (65)	£ (59)	£ (53)
Deferred tax arising from:
Current tax charge (as a percent)	16.50%
Percentage of net insurance premium used to calculate income tax charge	5.00%